Transactions with related parties:	12 Months Ended
Dec. 31, 2015
Related Party Transaction, Due from (to) Related Party
Transactions with related parties:
3. Transactions with related parties:
During the years ended December 31, 2015, 2014 and 2013,  the Partnership incurred the following charges in connection with related party transactions, which are included in the accompanying consolidated financial statements:
	Year ended December 31,
	2015	2014	2013
Included in voyage expenses
Charter hire commissions (a)	$1,821	$1,363	$1,011

Included in general and administrative expenses
Executive services fee (d)	$599	$803	$—
Administrative services fee (e)	$120	$134	$—

Management fees-related party
Management fees (a)	$4,870	$3,566	$2,737

As of December 31, 2015 and 2014 balances with related parties consisted of the following:

	Year ended December 31,
	2015	2014
Assets:
Working capital advances granted to the Manager (a)	$460	$889
Security deposits to Manager (a)	$1,350	$1,125

Liabilities included in Due to related party:
Executive service charges due to Manager (d)	$—	$135
Administrative service charges due to Manager (e)	$30	$—
Other Partnership expenses due to Manager	$200	$7
Total liabilities due to related party, current	$230	$142
Credit financing balance due to Sponsor (c)	$35,000	$—
Total liabilities due to related party, non-current	$35,000	$—

(a) Dynagas Ltd.

Dynagas Ltd.is a company beneficially owned by the Partnership's Chairman. The Manager provides each vessel-owning entity of the Partnership with certain technical and vessel administrative management services in exchange for a daily management fee, pursuant to identical management agreements that initially terminate on December 31, 2020, and which shall, thereafter, automatically be extended in additional eight-year increments if notice of termination is not previously provided by the Partnership's vessel-owning subsidiaries.  The management agreements initially provided for a daily management fee of $2.5. Beginning on the first calendar year after the commencement of the vessel management agreements and each calendar year thereafter, these fees are adjusted upwards by 3% until expiration of the management agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services, by an amount to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the Partnership's conflicts committee. Under the terms of the management agreements, the Manager charges the Partnership for any additional capital expenditures, financial costs, operating expenses for the vessels and general and administrative expenses of the vessel owning subsidiaries of the Partnership that are not covered by the management fees.

In each of the years ended December 31, 2015, 2014 and 2013, each vessel was charged with a daily management fee of $2.7, $2.6 and $2.5, respectively.

The management agreements also provide for:

(i) a commission of 1.25% over charter-hire agreements arranged by the Manager and,
(ii) a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel plus out of pocket expenses.

The agreements will terminate automatically after a change of control of the owners and/or of the owners' ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager. As of December 31, 2015, based on the maximum period prescribed in the management agreements and the basic daily fee in effect during the year ended December 31, 2015, such termination fee would be approximately $29.1 million.

The management agreements also provide for an advance equal to three months daily management fee. In the case of termination of the management agreements, prior to their eight year term, by any reason other than Manager's default, the advance is not refundable. Such advances as of December 31, 2015 and 2014, amounted to $1,350 and $1,125, respectively, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated balance sheets.
(b) Loan from related party
On November 18, 2013, upon the completion of its IPO, the Partnership entered into an interest free $30.0 million revolving credit facility with its Sponsor, with an original term of five years from the closing date, to be used for general Partnership purposes, including working capital. The facility may be drawn and be prepaid in whole or in part at any time during the life of the facility. No amounts have been drawn under the respective facility as of December 31, 2015 and 2014.
(c) Omnibus Agreement
On November 18, 2013, the Partnership entered into an agreement with its Sponsor (the “Omnibus Agreement”) to govern among other things i) the terms and the extent the Partnership and the Sponsor may compete each other, ii) the procedures to be followed for the exercise of Partnership's options to acquire certain vessels offered by its Sponsor (the “Optional Vessels”) , iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership and, iv) Sponsor's provisions of certain indemnities to the Partnership.

On June 23, 2014 and September 25, 2014, the Partnership completed the drop down of two of these Optional Vessels and acquired, the two sister, 2013 built, ice class, LNG carriers namely Arctic Aurora and Yenisei River, and their respective charters, for an aggregate cash consideration of $492.5 million. The Arctic Aurora and Yenisei River acquisitions from the Partnership's Sponsor were accounted for as common control transactions, with the aggregate amount of $88.1 million in excess of the assets' net book value recognized as preferential deemed dividend to the Sponsor (Note 9).

Under the partnership agreement, the general partner has irrevocably delegated to the Partnership's Board of Directors the power to oversee and direct the operations, manage and determine the strategies and policies of Dynagas Partners. During the period from the IPO in November 2013 until the time of the Partnership's first annual general meeting ("AGM") in October 2014, the General Partner retained the sole power to appoint, remove and replace all members of the Partnership's Board of Directors. From the first AGM, three of the five board members became electable by the common unitholders and as a result, the Partnership no longer accounts for vessel acquisitions from the Sponsor as transfers of equity interests between entities under common control.

On December 21, 2015, the Partnership completed the third dropdown from its Sponsor and acquired 100% of the ownership interests in the entity that owns and operates the Lena River, a 2013 built 155,000 cubic meter (cbm) ice class LNG carrier, a sister vessel to the Arctic Aurora and the Yenisei River, for an aggregate purchase price of $240.0 million, excluding costs to acquire. As part of this transaction, the Partnership acquired the Lena River and the related time charter. All of the other assets and liabilities relating to the Sponsor entities that owned the respective vessels did not form part of the purchase price and remained with entities associated with the seller entities. Following the Partnership's AGM in October 2014, the respective transaction was no longer accounted for as a common control transaction, instead, the value of the asset and the time charter acquired were accounted for as an asset acquisition. Accordingly, the results of Lena River are consolidated into our results from the date of its acquisition. There has been no retroactive restatement of our financial statements to reflect the historical results of the Lena River prior to its acquisition.

The acquisition was funded with i) the net proceeds of an underwritten offering of 3,000,000 9.00% Series A Cumulative Perpetual Redeemable Preferred Units (the “Series A Preferred Units”) concluded in July 2015 (Note 9), ii) approximately $126.3 million from the borrowings under a new $200 million senior term loan facility backed by a group of lenders, with ABN Amro NV acting as agent, dated December 17, 2015 (the “$200 Million Term Loan Facility”) (Note 5), and iii) cash on hand.  At the closing date of the transaction, the Sponsor provided a $35.0 million interest free credit financing to the Partnership in respect of unsettled amounts in connection with the acquisition, which should be repaid by the Partnership on the first business day falling 180 after the delivery of the vessel or at any earlier date at the Partnership's option. The Lena River acquisition transaction balance due to Sponsor at the balance sheet date was repaid early in 2016, from the $66.7 million remaining available funds under the $200 Million Term Loan Facility, that were fully drawn down at the credit financing repayment date (Notes 5 and 13(a)). The Partnership recognized the respective obligation, in accordance with ASC 470-10-45-14, as Amount due to related party, non-current, in the accompanying consolidated balance sheet of December 31, 2015 on the grounds that the respective balance due has been by fact refinanced after the balance sheet date with the remaining available funds drawn under the $200 Million Term Loan Facility.

As of December 31, 2015, the Partnership still retained the legal right to purchase from its' Sponsor four Optional Vessels, wholly owned by it. Following an amendment to the Omnibus Agreement in April 2016 (Note 13 (g)), the Partnership has also the right, but not the obligation, to acquire from its Sponsor its ownership interest in each of the five entities that each owns a 172,000 cubic meter ARC7 LNG carrier that is currently under construction, or the Additional Optional Vessels.

(d) Executive Services Agreement
On March 21, 2014, the Partnership entered into an executive services agreement with its Manager with retroactive effect from the IPO closing date, pursuant to which the Manager provides the Partnership the services of its executive officers, who report directly to the Board of Directors. Under the agreement, the Manager is entitled to an executive services fee of €538 per annum (or $587 on the basis of a Euro/US Dollar exchange rate of €1.0000/$1.0906 at December 31, 2015), payable in equal monthly installments. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier.

(e) Administrative Services Agreement

On December 30, 2014 and effective as of the IPO closing date, the Partnership entered into an administrative services agreement with its Manager, according to which the Partnership is provided with certain financial, accounting, reporting, secretarial and information technology services, for a monthly fee of $10, plus expenses, payable in quarterly installments. The agreement can be terminated upon 120 days' notice granted either by the Partnership's Board of Directors or by Dynagas.